Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents certain information regarding compensation paid to our CEO and other NEOs, and certain measures of financial performance, for the four years ended December 31, 2023. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (in millions)	C&I Capital Generation(4)(5) (in millions)
					Total Stockholder Return	Peer Group Total Stockholder Return(3)
2023	$15,448,668	$19,411,856	$4,715,933	$6,039,373	$198.75	$125.32	$641	$794
2022	$10,825,968	$3,745,311	$3,148,402	$647,344	$121.88	$106.95	$872	$1,064
2021	$21,715,068	$39,608,197	$8,166,095	$14,259,457	$167.32	$122.43	$1,314	$1,303
2020	$9,739,632	$13,192,003	$3,238,132	$3,902,537	$135.33	$97.76	$730	$1,056

(1)
Mr. Shulman served as our Chief Executive Officer for each year presented.

(2)
Messrs. Conrad and Chadha were our other NEOs for each year presented.

(3)
The market index used was the NYSE Financial Sector Index.

(4)
On January 1, 2023, the Company adopted ASU 2018-12, Financial Services — Insurance: Targeted Improvements to the Accounting for Long-Duration Contracts. In accordance with this standard, the Company has recast its prior period financial information to reflect the effects of the adoption. See our Annual Report on Form 10-K for the year ended December 31, 2023, for additional information on the adoption of ASU 2018-12.

(5)
The company-selected measure is C&I Capital Generation, which is a non-GAAP financial measure. Refer to Appendix A for a description of how this measure is calculated and, for 2023, a reconciliation to the most directly comparable measure calculated under GAAP.

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2023	$15,448,668	$(10,267,357)	$11,461,489	$1,474,642	$745,634	$548,780	$19,411,856
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
2020	$9,739,632	$(4,221,360)	$3,870,523	$2,949,852	$865,897	$(12,541)	$13,192,003
Non-CEO NEOs
2023	$4,715,933	$(2,817,786)	$3,143,590	$664,689	$206,464	$126,483	$6,039,373
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
2020	$3,238,132	$(1,381,488)	$1,266,680	$533,624	$283,366	$(37,777)	$3,902,537

(a)
Amounts reported for 2021 reflect the settlement of two tranches of Performance Option Awards.

Company Selected Measure Name	C&I Capital Generation
Named Executive Officers, Footnote	(1) Mr. Shulman served as our Chief Executive Officer for each year presented. (2) Messrs. Conrad and Chadha were our other NEOs for each year presented
Peer Group Issuers, Footnote	(3) The market index used was the NYSE Financial Sector Index.
PEO Total Compensation Amount	$ 15,448,668	$ 10,825,968	$ 21,715,068	$ 9,739,632
PEO Actually Paid Compensation Amount	$ 19,411,856	3,745,311	39,608,197	13,192,003
Adjustment To PEO Compensation, Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2023	$15,448,668	$(10,267,357)	$11,461,489	$1,474,642	$745,634	$548,780	$19,411,856
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
2020	$9,739,632	$(4,221,360)	$3,870,523	$2,949,852	$865,897	$(12,541)	$13,192,003
Non-CEO NEOs
2023	$4,715,933	$(2,817,786)	$3,143,590	$664,689	$206,464	$126,483	$6,039,373
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
2020	$3,238,132	$(1,381,488)	$1,266,680	$533,624	$283,366	$(37,777)	$3,902,537

(a)
Amounts reported for 2021 reflect the settlement of two tranches of Performance Option Awards.

Non-PEO NEO Average Total Compensation Amount	$ 4,715,933	3,148,402	8,166,095	3,238,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,039,373	647,344	14,259,457	3,902,537
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2023	$15,448,668	$(10,267,357)	$11,461,489	$1,474,642	$745,634	$548,780	$19,411,856
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
2020	$9,739,632	$(4,221,360)	$3,870,523	$2,949,852	$865,897	$(12,541)	$13,192,003
Non-CEO NEOs
2023	$4,715,933	$(2,817,786)	$3,143,590	$664,689	$206,464	$126,483	$6,039,373
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
2020	$3,238,132	$(1,381,488)	$1,266,680	$533,624	$283,366	$(37,777)	$3,902,537

(a)
Amounts reported for 2021 reflect the settlement of two tranches of Performance Option Awards.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and OneMain TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and C&I Capital Generation
Total Shareholder Return Vs Peer Group	OneMain TSR and Peer Group TSR
Tabular List, Table
OneMain considers the following to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2023, to company performance.
Financial Performance Measures
C&I Capital Generation*
C&I Capital Generation Growth*
C&I Operating Expenses*
New Products/Channels

*
Refer to Appendix A for a description of these non-GAAP financial measures and reconciliations to the most directly comparable measures calculated under GAAP.

Total Shareholder Return Amount	$ 198.75	121.88	167.32	135.33
Peer Group Total Shareholder Return Amount	125.32	106.95	122.43	97.76
Net Income (Loss)	$ 641,000,000	$ 872,000,000	$ 1,314,000,000	$ 730,000,000
Company Selected Measure Amount	794,000,000	1,064,000,000	1,303,000,000	1,056,000,000
PEO Name	Mr. Shulman
Measure:: 1
Pay vs Performance Disclosure
Name	C&I Capital Generation
Non-GAAP Measure Description
(5)
The company-selected measure is C&I Capital Generation, which is a non-GAAP financial measure. Refer to Appendix A for a description of how this measure is calculated and, for 2023, a reconciliation to the most directly comparable measure calculated under GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	C&I Capital Generation Growth
Measure:: 3
Pay vs Performance Disclosure
Name	C&I Operating Expenses
Measure:: 4
Pay vs Performance Disclosure
Name	New Products/Channels
PEO | Mr. Shulman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,267,357)	$ (4,713,173)	$ (14,005,170)	$ (4,221,360)
PEO | Mr. Shulman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,461,489	2,511,907	13,771,899	3,870,523
PEO | Mr. Shulman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,474,642	(5,796,156)	84,304	2,949,852
PEO | Mr. Shulman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	745,634	865,280	659,124	865,897
PEO | Mr. Shulman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,780	51,485	17,382,972	(12,541)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,817,786)	(1,305,147)	(4,853,630)	(1,381,488)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,143,590	695,579	5,009,300	1,266,680
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	664,689	(2,052,692)	(51,126)	533,624
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,464	239,616	215,683	283,366
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 126,483	$ (78,414)	$ 5,773,135	$ (37,777)